Consolidated statement of profit or loss and other comprehensive income	12 Months Ended
	Jun. 30, 2025 AUD ($) $ / shares	Jun. 30, 2024 AUD ($) $ / shares
Revenue
Revenue from contracts with customers	$ 165,645
Cost of sales	(115,397)
Gross profit	50,248
Other income	403,393	146,884
Expenses
Employment expenses	(481,072)	(875,579)
Corporate expenses	(548,847)	(222,641)
IPO related expenses	(584,947)	(166,804)
Depreciation and amortisation expense	(1,222,955)	(1,211,896)
Research expenses	(628,606)	(276,057)
Advertising and marketing expense	(204,077)	(18,200)
Legal expense
Consulting fees	(993,715)	(750)
Other expenses	(1,284,949)	(145,851)
Inventory - write off		(175,081)
Operating loss	(5,495,527)	(2,945,975)
Finance costs	(1,950,587)	(600,220)
Gain/(loss) on extinguishment	499,609
Gain/(loss) on derivative revaluation	301,052
Loss before income tax expense	(6,645,453)	(3,546,195)
Income tax expense
Loss after income tax expense for the year attributable to the owners of Gelteq Limited	(6,645,453)	(3,546,195)
Other comprehensive income for the year, net of tax
Total comprehensive loss for the year attributable to the owners of Gelteq Limited	$ (6,645,453)	$ (3,546,195)
Basic loss per share (in Dollars per share) | (per share)	$ (0.72)	$ (0.44)
Diluted loss per share (in Dollars per share) | (per share)	$ (0.72)	$ (0.44)